DEBT - Additional Information (Details)			1 Months Ended					4 Months Ended
	Jun. 10, 2021 USD ($)	Nov. 22, 2019 USD ($) $ / shares	Apr. 30, 2024 USD ($) EquityInstruments	Mar. 31, 2024 USD ($) EquityInstruments	Jan. 31, 2024 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares	Apr. 30, 2020 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 09, 2021 $ / shares	Mar. 31, 2021 USD ($)	Dec. 13, 2019 USD ($)
Debt
Warrant exercise price (in dollars per share) | $ / shares							$ 100.00	$ 100.00			$ 1.20
Face amount							$ 1,700,000	$ 1,700,000
Short-term promissory notes (Note 6)				$ 692,000
Credit Facility | Centurion Debt
Debt
Debt, covenant compliance						Under the terms and conditions of the debt arrangement, Centurion modified their debt covenant calculations to allow bad debt expense to be excluded.
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000,000
Senior Term Loan | Centurion Debt
Debt
Maximum borrowing capacity						$ 6,000,000
Number of warrants issued | shares						13,750
Warrant exercise price (in dollars per share) | $ / shares						$ 1.20
Senior Revolving Loan
Debt
Maximum borrowing capacity	2,000,000
Senior Revolving Loan | Centurion Debt
Debt
Maximum borrowing capacity						$ 2,000,000
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000,000
Senior Term Acquisition Line | Centurion Debt
Debt
Maximum borrowing capacity						3,000,000
Convertible Debt
Debt
Warrant exercise price (in dollars per share) | $ / shares		$ 190.00					$ 190.00	$ 190.00
Term of debt		4 years						4 years
Interest rate		9.00%					9.00%	9.00%
First tranche | Convertible Debt
Debt
Warrant exercise price (in dollars per share) | $ / shares		$ 9.50
Term of debt		4 years
Face amount		$ 965,000											$ 965,000
Fair value of the debt		$ 401,000
First tranche | Finder
Debt
Term of debt		3 years
Second tranche | Convertible Debt
Debt
Term of debt								4 years
Face amount							$ 469,000	$ 469,000
Fair value of the debt							259,000	$ 259,000
Third tranche | Convertible Debt
Debt
Term of debt								4 years
Face amount							886,000	$ 886,000
Fair value of the debt							483,000	$ 483,000
Fourth tranche | Convertible Debt
Debt
Term of debt								4 years
Face amount							300,000	$ 300,000
Fair value of the debt							159,000	$ 159,000
Debenture with Maturity Date of June 9, 2025
Debt
Interest rate	9.50%
Face amount	$ 11,000,000
Debenture with Maturity Date of June 9, 2025 | Royal Bank of Canada Prime Rate
Debt
Variable rate	7.05%
Debenture with Maturity Date of June 9, 2025 | Centurion Debt
Debt
Face amount						$ 11,000,000
Debenture with Maturity Date of June 9, 2025 | Credit Facility
Debt
Interest rate						9.50%
Debenture with Maturity Date of June 9, 2025 | Credit Facility | Royal Bank of Canada Prime Rate
Debt
Variable rate						7.05%
Convertible debenture
Debt
Common shares issued to settle amounts owed | EquityInstruments				1,337,371
Debt repaid				$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]				us-gaap:ShareSettlementMember
Centurion debenture
Debt
Common shares issued to settle amounts owed | EquityInstruments			236,164
Debt repaid			$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Face amount				$ 10,918,000					$ 11,000,000	$ 11,000,000
Promissory note | Settled Litigation [Member]
Debt
Debt repaid			$ 173,000
Interest rate					6.00%
Promissory note | Settled Litigation [Member] | Anti-kickback Statute and the False Claims Act
Debt
Short-term promissory notes to settle threatened legal action					$ 692,000
April Cd Unit
Debt
Debt repaid							$ 800,000
Term of debt							4 years
Interest rate							9.00%	9.00%
April Cd Unit | Finder
Debt
Fair value of the debt							$ 364,000	$ 364,000
Paycheck Protection Program loan
Debt
Face amount												$ 1,700,000
Subsequent Events | Centurion Debt
Debt
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Subsequent Events | Convertible debenture
Debt
Common shares issued to settle amounts owed			1,337,371
Debt repaid			$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Subsequent Events | Centurion debenture
Debt
Common shares issued to settle amounts owed			236,164
Debt repaid			$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember